Organization and Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2024
Organization and Basis of Presentation [Abstract]
Schedule of Percentage of Ownership	Below is Jiuzi Holdings’ organizational chart, as well as a description of the ownership structure.

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
Jiuzi Holdings, Inc.(“Jiuzi Holdings”)	Cayman	Parent	October 10, 2019	Investment holding

Jiuzi New York Inc. (“Jiuzi New York”)	U.S.A.	100% by Jiuzi Holdings	April 3, 2023	Corporate investment consulting

Jiuzi New Energy International Holding Group (Hongkong) Limited (“New Energy Holding HK”)	Hong Kong	100% by Jiuzi New York	May 23, 2023	Corporate investment consulting

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”)	Shenzhen	100% by New Energy Holding HK	August 1, 2023	Proprietary brand batteries, electronic power equipment, mobile phones and accessories sales